SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Weighted average fair value of options granted		$ 3.96
Risk free interest rate		3.56%
Estimated life (in years)		5 years
Expected volatility		75.91%
Expected dividend yield		0.00%